Financing Receivables - Schedule of Financing Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Receivables [Abstract]
Financing receivables	$ 20,380	$ 26,591
Allowance for doubtful accounts	(6,472)	(7,086)	$ (8,102)	$ (12,541)
Financing receivables, net of allowances	$ 13,908	$ 19,505